ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Dec. 31, 2019 USD ($)
CASH (Details)
Accrued audit fee	$ 12,000
Accrued lawyer fee	20,000
Accrued expenses	$ 32,000